Debt, cash and cash equivalents and lease liabilities - Summary of Debt by Maturity at Value on Redemption (Details) - EUR (€) € in Millions		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Interest rate and currency derivatives used to manage debt		€ 112		€ 137	€ 139
Total debt		18,702		16,137	16,531		€ 19,218
Cash and cash equivalents		(7,657)		(7,441)	(8,710)	[1]	€ (12,736)	[1]
Interest rate and currency derivatives used to manage cash and cash equivalents		(37)		76	(28)
Net debt	[2]	11,008		8,772	7,793
Lease liabilities		1,739	[3]	1,906	2,030
Sanofi Euro Medium Term Notes (EMTN) bonds | Main undrawn confirmed general purpose credit facilities
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable		8,000
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Lease liabilities		303	[3]	377	291
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Lease liabilities		685	[3]	819	989
Value on redemption
Disclosure of detailed information about borrowings [line items]
Bond issues		17,471		14,592	15,134
Other bank borrowings		990		1,354	1,248
Other borrowings		1		3	6
Bank credit balances		242		209	203
Interest rate and currency derivatives used to manage debt		12		13	(18)
Total debt		18,716		16,171	16,573
Cash and cash equivalents		(7,657)		(7,441)	(8,710)
Interest rate and currency derivatives used to manage cash and cash equivalents		(37)		76	(28)
Net debt	[5]	11,022	[4]	8,806	7,835
Value on redemption | Non-current
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents		0		0	0
Interest rate and currency derivatives used to manage cash and cash equivalents		0		0	0
Net debt	[5]	14,360		11,940	14,546
Value on redemption | Current
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents		(7,657)		(7,441)	(8,710)
Interest rate and currency derivatives used to manage cash and cash equivalents		(37)		76	(28)
Net debt	[5]	(3,338)		(3,134)	(6,711)
Value on redemption | Non-current
Disclosure of detailed information about borrowings [line items]
Bond issues		14,306		11,876	14,416
Other bank borrowings		54		64	130
Other borrowings		0		0	0
Bank credit balances		0		0	0
Interest rate and currency derivatives used to manage debt		0		0	0
Total debt		14,360		11,940	14,546
Value on redemption | Current
Disclosure of detailed information about borrowings [line items]
Bond issues		3,165		2,716	718
Other bank borrowings		936		1,290	1,118
Other borrowings		1		3	6
Bank credit balances		242		209	203
Interest rate and currency derivatives used to manage debt		12		13	(18)
Total debt		4,356		4,231	2,027
Value on redemption | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Bond issues		3,165		2,716	718
Other bank borrowings		936		1,290	1,118
Other borrowings		1		3	6
Bank credit balances		242		209	203
Interest rate and currency derivatives used to manage debt		12		13	(18)
Total debt		4,356		4,231	2,027
Cash and cash equivalents		(7,657)		(7,441)	(8,710)
Interest rate and currency derivatives used to manage cash and cash equivalents		(37)		76	(28)
Net debt		(3,338)	[4]	(3,134)	(6,711)
Value on redemption | 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Bond issues		2,766		3,010	2,600
Other bank borrowings		23		32	98
Other borrowings		0		0	0
Bank credit balances		0		0	0
Interest rate and currency derivatives used to manage debt		0		0	0
Total debt		2,789		3,042	2,698
Cash and cash equivalents		0		0	0
Interest rate and currency derivatives used to manage cash and cash equivalents		0		0	0
Net debt		2,789	[4]	3,042	2,698
Value on redemption | 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Bond issues		2,319		1,150	3,010
Other bank borrowings		0		1	1
Other borrowings		0		0	0
Bank credit balances		0		0	0
Interest rate and currency derivatives used to manage debt		0		0	0
Total debt		2,319		1,151	3,011
Cash and cash equivalents		0		0	0
Interest rate and currency derivatives used to manage cash and cash equivalents		0		0	0
Net debt		2,319	[4]	1,151	3,011
Value on redemption | 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Bond issues		1,300		1,666	1,150
Other bank borrowings		1		1	1
Other borrowings		0		0	0
Bank credit balances		0		0	0
Interest rate and currency derivatives used to manage debt		0		0	0
Total debt		1,301		1,667	1,151
Cash and cash equivalents		0		0	0
Interest rate and currency derivatives used to manage cash and cash equivalents		0		0	0
Net debt		1,301	[4]	1,667	1,151
Value on redemption | 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Bond issues		3,750		1,300	1,606
Other bank borrowings		1		1	1
Other borrowings		0		0	0
Bank credit balances		0		0	0
Interest rate and currency derivatives used to manage debt		0		0	0
Total debt		3,751		1,301	1,607
Cash and cash equivalents		0		0	0
Interest rate and currency derivatives used to manage cash and cash equivalents		0		0	0
Net debt		3,751	[4]	1,301	1,607
Value on redemption | Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Bond issues		4,171		4,750	6,050
Other bank borrowings		29		29	29
Other borrowings		0		0	0
Bank credit balances		0		0	0
Interest rate and currency derivatives used to manage debt		0		0	0
Total debt		4,200		4,779	6,079
Cash and cash equivalents		0		0	0
Interest rate and currency derivatives used to manage cash and cash equivalents		0		0	0
Net debt		€ 4,200	[4]	€ 4,779	€ 6,079

[1]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(a)Net debt does not include lease liabilities, which amounted to €1,739 million as of December 31, 2025, €1,906 million as of December 31, 2024, and €2,030 million as of December 31, 2023 (see the maturity analysis at Note D.17.2.)
[3]	(a)2025 and 2024 amounts exclude Opella discontinued operations, while 2023 includes them.
[4]	(a)Net debt does not include lease liabilities, which amounted to €1,739 million as of December 31, 2025; €1,906 million as of December 31, 2024;
and €2,030 million as of December 31, 2023 (see the maturity analysis at Note D.17.2.).

[5]	(a)Net debt does not include lease liabilities (see the maturity schedule in Note D.17.2.)